Schedule of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Balance, January 1	$ 18,818,108
Additions	9,250,538
Disposals	(7,364,650)
Balance, December 31	20,703,996
Balance, January 1	6,264,700
Charge for the year	442,779
Acc.depn on disposals	4,530,950
Balance, December 31	11,238,429
Balance, January 1	12,553,408
Balance, December 31	9,465,567
Land [Member]
Property, Plant and Equipment [Line Items]
Balance, January 1
Additions	1,208,949
Disposals
Balance, December 31	1,208,949
Balance, January 1	0
Balance, December 31	1,208,949
Plant [Member]
Property, Plant and Equipment [Line Items]
Balance, January 1
Additions	2,157,211
Disposals
Balance, December 31	2,157,211
Charge for the year	71,907
Balance, December 31	71,907
Balance, January 1	0
Balance, December 31	2,085,304
Equipment [Member]
Property, Plant and Equipment [Line Items]
Balance, January 1	18,684,800
Additions	5,884,378
Disposals	(7,364,650)
Balance, December 31	17,204,528
Balance, January 1	6,228,200
Charge for the year	322,269
Acc.depn on disposals	4,530,950
Balance, December 31	11,081,419
Balance, January 1	12,456,600
Balance, December 31	6,123,109
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Balance, January 1	133,308
Additions
Balance, December 31	133,308
Balance, January 1	36,500
Charge for the year	48,603
Balance, December 31	85,103
Balance, January 1	96,808
Balance, December 31	$ 48,205